Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment

11.Property, plant and equipment

At December 31, 2023 and 2022, the acquisition or manufacturing costs and the accumulated depreciation and impairment of property, plant and equipment consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023

Land	70,311	(3,569)	(1,634)	1,352	(249)	(562)	65,649
Buildings and improvements	4,424,685	(164,461)	(19,307)	22,896	127,230	(84,820)	4,306,223
Machinery and equipment	6,400,316	(179,190)	(34,115)	341,204	(20,967)	(279,553)	6,227,695
Construction in progress	362,838	(3,043)	(5,375)	281,784	(249,354)	(2,798)	384,052
Property, plant and equipment	11,258,150	(350,263)	(60,431)	647,236	(143,340)	(367,733)	10,983,619

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022 (1)	translation	group	Additions	Reclassifications	Disposals	2022

Land	71,778	(2,936)	(65)	1,842	(261)	(47)	70,311
Buildings and improvements	4,179,267	195,605	(15,357)	30,248	192,974	(158,052)	4,424,685
Machinery and equipment	5,903,177	222,197	(3,153)	363,609	127,282	(212,796)	6,400,316
Construction in progress	403,689	12,759	5,017	224,867	(279,396)	(4,098)	362,838
Property, plant and equipment	10,557,911	427,625	(13,558)	620,566	40,599	(374,993)	11,258,150
(1)

The amounts presented for Land, Buildings and improvements, Machinery and equipment and Construction in progress as of January 1, 2022 have been adjusted by €1,087, €50,087, €223,515 and €9,356 respectively, to adjust acquisition or manufacturing costs as well as accumulated depreciation and impairment allocations from prior periods. These adjustments are reflected in the “Book value” table below.

Accumulated depreciation and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2023	translation	group	Additions	Impairment	Reclassifications	Disposals	2023

Land	531	(53)	(2)	—	37	118	(119)	512
Buildings and improvements	2,860,577	(103,931)	(15,847)	267,053	11,616	(39,197)	(75,699)	2,904,572
Machinery and equipment	4,244,360	(124,684)	(25,764)	492,679	19,946	(81,120)	(229,713)	4,295,704
Construction in progress	—	—	36	—	15	—	—	51
Property, plant and equipment	7,105,468	(228,668)	(41,577)	759,732	31,614	(120,199)	(305,531)	7,200,839

Accumulated depreciation and impairment

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2022 (1)	translation	group	Additions	Impairment(2)	Reclassifications	Disposals	2022

Land	586	(41)	—	—	—	(14)	—	531
Buildings and improvements	2,555,255	123,607	(7,709)	287,845	18,840	(799)	(116,462)	2,860,577
Machinery and equipment	3,767,043	129,221	(2,962)	516,802	12,687	1,400	(179,831)	4,244,360
Property, plant and equipment	6,322,884	252,787	(10,671)	804,647	31,527	587	(296,293)	7,105,468
(1)	The amounts presented for Buildings and improvements as well as Machinery and equipment as of January 1, 2022 have been adjusted by €83,100 and €200,945, respectively, to adjust acquisition or manufacturing costs as well as accumulated depreciation and impairment allocations from prior periods. These adjustments are reflected in the “Book value” table below.
(2)	Including impairment loss in the amount of €28,949 related to a production plant and associated machines which were fully written off as a result of economic sanctions imposed on Russia, due to the Ukraine War, that negatively impacted the Company’s supply chain to the country. The impairment loss is recorded at Care Enablement (see note 29).

Book value

in € THOUS

	December 31,	December 31,
	2023	2022

Land	65,137	69,780
Buildings and improvements	1,401,651	1,564,108
Machinery and equipment	1,931,991	2,155,956
Construction in progress	384,001	362,838
Property, plant and equipment	3,782,780	4,152,682

Depreciation expense for property, plant and equipment amounted to €759,732, €804,647 and €742,566 for the years ended December 31, 2023, 2022, and 2021, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and R&D expenses depending upon the area in which the asset is used.

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €27,148 of property, plant and equipment, of which €20,067 is committed at December 31, 2023 for 2024. The terms of these agreements run 1 to 4 years.

Included in machinery and equipment at December 31, 2023 and 2022 were €873,055 and €811,991, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with ESRD on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

At December 31, 2023 and 2022, the effects of hyperinflation on property, plant and equipment consisted of the following:

Effect of hyperinflation

in € THOUS

		Accumulated
	Acquisition or	depreciation	December 31,
	manufacturing costs	and impairment	2023

Land	5,940	—	5,940
Buildings and improvements	62,528	24,834	37,694
Machinery and equipment	136,341	84,160	52,181
Construction in progress	3,886	18	3,868
Property, plant and equipment	208,695	109,012	99,683

		Accumulated
	Acquisition or	depreciation	December 31,
	manufacturing costs	and impairment	2022

Land	5,029	—	5,029
Buildings and improvements	51,767	19,930	31,837
Machinery and equipment	109,730	67,556	42,174
Construction in progress	3,179	18	3,161
Property, plant and equipment	169,705	87,504	82,201